Stock-based Compensation (Restricted Stock Units) (Details) - Restricted Stock Units (RSUs) [Member] shares in Thousands	6 Months Ended
Dec. 31, 2015 $ / shares shares
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested, Number of Shares [Roll Forward]
Restricted stock units nonvested, number of shares, beginning balance | shares	1,431
Restricted stock units granted, number of shares | shares	1,065
Restricted stock units vested, number of shares | shares	(133)
Restricted stock units forfeited, number of shares | shares	(14)
Restricted stock units nonvested, number of shares, ending balance | shares	2,349
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested, Weighted Average Grant Date Fair Value [Abstract]
Restricted stock units nonvested, weighted average grant date fair value, beginning balance (in dollars per share) | $ / shares	$ 16.00
Restricted stock units granted, weighted average grant date fair value | $ / shares	13.50
Restricted stock units vested, weighted average grant date fair value | $ / shares	16.00
Restricted stock units forfeited, weighted average grant date fair value | $ / shares	16.00
Restricted stock units nonvested, weighted average grant date fair value, ending balance (in dollars per share) | $ / shares	$ 14.87